Submission	Aug. 09, 2024
Submission [Line Items]
Central Index Key	0000004281
Registrant Name	Howmet Aerospace Inc.
Registration File Number	333-272154
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES